Shareholder Report, Line Graph (Details) 192300_FMI Large Cap Fund_Institutional Class_TSR SemiAnnual {Institutional Class} - USD ($)											6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Oct. 31, 2016	Mar. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value	$ 243,835	$ 238,828	$ 183,440	$ 152,781	$ 181,308	$ 145,475	$ 144,264	$ 136,245	$ 120,760	$ 100,000	$ 230,628
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	366,466	311,627	228,546	187,923	222,320	171,009	148,511	142,451	120,813	100,000	$ 359,890
iShares® Russell 1000 Value ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											iShares® Russell 1000 Value ETF
Accumulated Value	$ 238,247	$ 218,114	$ 171,068	$ 149,904	$ 169,207	$ 125,525	$ 132,408	$ 127,523	$ 116,643	$ 100,000	$ 252,213